Fair Value Measurements - Schedule of Changes in Balances of Level 3 Financial Liabilities (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning balance	$ 1,092,144	$ 408,118	$ 408,118	$ 14,836
Issuances				237,362
Settlements	(1,092,145)
Total realized losses (gains)		8,757	684,026	155,920
Ending balance	0	416,875	1,092,144	408,118
Convertible Securities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning balance	949,552	251,885	251,885
Issuances				237,362
Settlements	(949,553)
Total realized losses (gains)		20,816	697,667	14,523
Ending balance	0	272,701	949,552	251,885
Derivative Liabilities [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning balance	44,810	138,561	138,561
Settlements	(44,810)
Total realized losses (gains)		(14,232)	(93,751)	138,561
Ending balance	0	124,329	44,810	138,561
Warrants Payable [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Beginning balance	97,782	17,672	17,672	14,836
Settlements	(97,782)
Total realized losses (gains)		2,173	80,110	2,836
Ending balance	$ 0	$ 19,845	$ 97,782	$ 17,672